Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 725	$ 892
Accrued interest payable	902	1,114
Over-collateralized on OTC derivative assets	599	1,373
Over-collateralized on OTC derivative liabilities	875	627
Over-collateralized on securities lending and reverse purchase agreements	36	74
Over-collateralized on repurchase agreements	$ 2	$ 0